FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Remaining contractual life of the derivatives portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 2,454,005	$ 2,800,719
Derivative financial liabilities	(1,961,109)	(2,381,326)
Derivative financial instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,454,005	2,800,719
Derivative financial liabilities	(1,961,109)	(2,381,326)
Derivative financial instruments | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,274,596	1,275,115
Derivative financial liabilities	(969,056)	(1,120,902)
Derivative financial instruments | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	618,629	632,971
Derivative financial liabilities	(448,229)	(435,997)
Derivative financial instruments | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	560,780	892,633
Derivative financial liabilities	(543,824)	(824,427)
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	736,163	976,813
Derivative financial liabilities	(630,605)	(895,947)
Forwards | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	696,501	971,321
Derivative financial liabilities	(579,036)	(876,888)
Forwards | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	39,662	5,492
Derivative financial liabilities	(51,569)	(19,059)
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,669,513	1,787,095
Derivative financial liabilities	(1,269,295)	(1,418,778)
Swaps | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	536,333	268,929
Derivative financial liabilities	(333,194)	(181,920)
Swaps | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	572,400	625,533
Derivative financial liabilities	(392,277)	(412,431)
Swaps | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	560,780	892,633
Derivative financial liabilities	(543,824)	(824,427)
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	48,329	36,811
Derivative financial liabilities	(61,209)	(66,601)
Options | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	41,762	34,865
Derivative financial liabilities	(56,826)	(62,094)
Options | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	6,567	1,946
Derivative financial liabilities	$ (4,383)	$ (4,507)